Financial instruments - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net proceeds of convertible notes			$ 311,600,000
Convertible notes - Capped call transaction costs			44,352,000
Convertible notes - Prepaid forward contract costs			$ 73,717,000
Annual interest rate on convertible notes			3.25%
Convertible notes - Initial conversion rate - Number of shares			59.4919
Convertible notes - Initial conversion rate			$ 1,000
Conversion Price - Convertible notes	$ 16.81		$ 16.81
Conversion option - % of conversion price			130.00%
Trading days for conversion option			20
Conversion option - Number of consecutive days of circumstances for option to be convertible			30 days
Conversion option - Consecutive days for options to be met			10 days
Conversion option criteria			98.00%
Convertible notes - Redemption price			100.00%
Convertible note - Effective interest rate			9.85%
Other transaction costs	$ 1,452,000	$ 0	$ 1,452,000	$ 0
Capped Call Transactions - initial cap price			$ 25.86
Last reported sale price on 3 December 2024			$ 12.93
Prepaid forward shares			5,700,000
Unrealized gain/(loss) on financial instruments	12,900,000	$ (258,000)	$ 12,900,000	$ (258,000)
Initial convertible notes issuance			440,000,000
Total financial assets held at fair value through profit or loss | Capped Call Transactions
Disclosure of detailed information about financial instruments [line items]
Current financial assets	$ 42,900,000		$ 42,900,000